Cover	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Entity File Number	001-39318
Entity Registrant Name	Lantern Pharma Inc.
Entity Central Index Key	0001763950
Entity Tax Identification Number	46-3973463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1920 McKinney Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	277-1136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LTRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true